Inventory (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Schedule of Inventory

Inventory, which is comprised of finished product, is valued at the lower of cost (first-in, first-out) or net realizable value, and net of reserves is comprised of the following:

	December 31, 2022		December 31, 2021
Raw material		$84,000		$-
Finished goods		348,000		-
	432,000		-
Reserve for obsolescence		(432,000)		-
Total inventory		$-		$-